Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments

Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Commitments for purchases of property, plant and equipment and other commitments	¥84,095	¥71,188

Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases that have initial or remaining lease terms in excess of one year as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Within 1 year	¥16,722	¥17,126
Between 1 and 5 years	32,289	35,577
Later than 5 years	19,662	22,784

Total	¥68,673	¥75,487

Lease Payments under Operating Leases Recognized as Expenses

Lease payments under operating leases recognized as expenses for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Lease payments under operating leases recognized as expenses	¥32,934	¥32,030	¥35,180

Major Guarantee Obligations

The undiscounted maximum amount of potential payment for Honda’s major guarantee obligations as of March 31, 2017 and 2018 is as follows:

	Yen (millions)
	2017	2018
Loan commitments	¥120,554	¥112,798
Guarantee of employee loans	¥16,146	¥13,871